Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies

Note 14. Commitments and Contingencies

Legal Proceedings:

From time to time, we are involved in legal proceedings and litigation arising in the ordinary course of business. Currently, it is not possible to predict legal outcomes and their impact on the future development of claims. Any such development will be affected by future court decisions and interpretations. Because of these uncertainties, additional liabilities may arise for amounts in excess of the Company’s current reserves.

The Company is named as a defendant in personal injury lawsuits based on alleged exposure to asbestos-containing materials. A majority of the cases involve product liability claims based principally on allegations of past distribution of commercial lighting products containing wiring that may have contained asbestos. Each case names dozens of corporate defendants in addition to the Company. In the Company’s experience, a large percentage of these types of claims have never been substantiated and have been dismissed by the courts. The Company has not suffered any adverse verdict in a trial court proceeding related to asbestos claims and intends to continue to defend these lawsuits. As of March 31, 2024, the Company has a loss contingency reserve of approximately $0.3 million, of which $0.1 million represents future payments on a settled case and the remaining $0.2 million represents Management’s estimate of its potential losses related to the settlement of open cases. When appropriate, the Company may settle additional claims in the future. Management does not expect the resolution of these cases to have a material adverse effect on the Company’s condensed consolidated financial condition, results of operations or cash flows.

On April 29, 2024, Ravenwood-Productions LLC (“Ravenwood”) and Kevin V. Duncan (“Duncan” and, together with Ravenwood, the “Plaintiffs”) filed a civil complaint (the “Complaint”) against the Company, certain affiliated entities, and certain current and former employees, officers and directors of the Company (collectively, the “Defendants”) in the United States District Court for the Central District of California. The Complaint claims seven causes of action, each claim against some, or all, of the Defendants. The Plaintiffs seek, among other forms of relief, compensatory damages and restitution. The Company, along with the other Defendants, deny the allegations in the Complaint, and intend to vigorously defend against the Complaint, which may include filing counterclaims. Based on information presently available to the Company and consultation with legal counsel, the Company believes the Complaint is without merit. As of the date hereof, the Company does not believe a loss related to the Complaint is probable, and no liability or reserve has been established for this matter, although the Company expects to incur legal fees and other costs related to our defense of these claims.

FG Group Holdings Inc [Member]
Commitments and Contingencies

16. Commitments, Contingencies and Concentrations

Concentrations

The Company’s top ten customers accounted for approximately 48% and 49% of 2023 and 2022 consolidated net revenues. Trade accounts receivable from these customers represented approximately 47% and 68% of net consolidated receivables at December 31, 2023 and December 31, 2022, respectively. One of the Company’s customers accounted for more than 10% of both its consolidated net revenues during 2023 and the Company’s net consolidated receivables as of December 31, 2023. None of the Company’s customers accounted for more than 10% of both its consolidated net revenues during 2022 and the Company’s net consolidated receivables as of December 31, 2022. While the Company believes its relationships with such customers are stable, most arrangements are made by purchase order and are terminable at will by either party. A significant decrease or interruption in business from the Company’s significant customers could have a material adverse effect on the Company’s business, financial condition and results of operations. The Company could also be adversely affected by such factors as changes in foreign currency rates and weak economic and political conditions in each of the countries in which the Company sells its products.

Financial instruments that potentially expose the Company to a concentration of credit risk principally consist of accounts receivable. The Company sells product to a large number of customers in many different geographic regions. To minimize credit risk, the Company performs ongoing credit evaluations of its customers’ financial condition.

Litigation

The Company is involved, from time to time, in certain legal disputes in the ordinary course of business. No such disputes, individually or in the aggregate, are expected to have a material effect on the Company’s business or financial condition.

The Company and certain of its subsidiaries are named as defendants in personal injury lawsuits based on alleged exposure to asbestos-containing materials. A majority of the cases involve product liability claims based principally on allegations of past distribution of commercial lighting products containing wiring that may have contained asbestos. Each case names dozens of corporate defendants in addition to the Company. In the Company’s experience, a large percentage of these types of claims have never been substantiated and have been dismissed by the courts. The Company has not suffered any adverse verdict in a trial court proceeding related to asbestos claims and intends to continue to defend these lawsuits. As of December 31, 2023, the Company has a loss contingency reserve of approximately $0.3 million, of which $0.1 million represents future payments on a settled case and the remaining $0.2 million represents the Company’s estimate of its potential losses related to the settlement of open cases. When appropriate, the Company may settle additional claims in the future. The Company does not expect the resolution of these cases to have a material adverse effect on its consolidated financial condition, results of operations or cash flows.

Gain on Insurance

The Company has carried key man life insurance covering one of its employees for several years. The covered employee passed away during the third quarter of 2023. The Company completed and filed a $2.5 million claim with the insurance company in October 2023. The claim was accepted and fully paid during the fourth quarter of 2023. The gain from the key man life insurance policy was recorded within other income (expense), net on the consolidated statement of operations.

Strong Global Entertainment Inc [Member]
Commitments and Contingencies

14. Commitments, Contingencies and Concentrations

Litigation

The Company is involved, from time to time, in certain legal disputes in the ordinary course of business. No such disputes, individually or in the aggregate, are expected to have a material effect on the Company’s business or financial condition.

Fundamental Global is named as a defendant in personal injury lawsuits based on alleged exposure to asbestos-containing materials. A majority of the cases involve product liability claims based principally on allegations of past distribution of commercial lighting products containing wiring that may have contained asbestos. Each case names dozens of corporate defendants in addition to Fundamental Global. In Fundamental Global’s experience, a large percentage of these types of claims have never been substantiated and have been dismissed by the courts. Fundamental Global has not suffered any adverse verdict in a trial court proceeding related to asbestos claims and intends to continue to defend these lawsuits. Under the Fundamental Global Asset Purchase Agreement, the Company agreed to indemnify Fundamental Global for future losses, if any related to current product liability or personal injury claims arising out of products sold or distributed in the U.S. by the operations of the businesses being transferred to the Company in the Separation, in an aggregate amount not to exceed $250,000 per year, as well as to indemnify Fundamental Global for all expenses (including legal fees) related to the defense of such claims. As of March 31, 2024, the Company has a loss contingency reserve of approximately $0.3 million, of which $0.1 million represents future payments on a settled case and the remaining $0.2 million represents Management’s estimate of its potential losses related to the settlement of open cases. When appropriate, Fundamental Global may settle additional claims in the future. Management does not expect the resolution of these cases to have a material adverse effect on its condensed consolidated financial condition, results of operations or cash flows.

On April 29, 2024, Ravenwood-Productions LLC (“Ravenwood”) and Kevin V. Duncan (“Duncan” and, together with Ravenwood, the “Plaintiffs”) filed a civil complaint (the “Complaint”) against the Company, certain affiliated entities, and certain current and former employees, officers and directors of the Company (collectively, the “Defendants”) in the United States District Court for the Central District of California. The Complaint claims seven causes of action, each claim against some, or all, of the Defendants. The Plaintiffs seek, among other forms of relief, compensatory damages and restitution. The Company, along with the other Defendants, deny the allegations in the Complaint, and intend to vigorously defend against the Complaint, which may include filing counterclaims. Based on information presently available to the Company and consultation with legal counsel, the Company believes the Complaint is without merit. As of the date hereof, the Company does not believe a loss related to the Complaint is probable, and no liability or reserve has been established for this matter, although the Company expects to incur legal fees and other costs related to our defense of these claims.

Concentrations

The Company’s top ten customers accounted for approximately 50% of consolidated net revenues during the three months ended March 31, 2024. Trade accounts receivable from these customers represented approximately 56% of net consolidated receivables at March 31, 2024. One of the Company’s customers accounted for more than 10% of both its consolidated net revenues during the three months ended March 31, 2024 and its net consolidated receivables as of March 31, 2024. While the Company believes its relationships with such customers are stable, most arrangements are made by purchase order and are terminable at will by either party. A significant decrease or interruption in business from the Company’s significant customers could have a material adverse effect on the Company’s business, financial condition and results of operations. The Company could also be adversely affected by such factors as changes in foreign currency rates and weak economic and political conditions in each of the countries in which the Company sells its products.

Financial instruments that potentially expose the Company to a concentration of credit risk principally consist of accounts receivable. The Company sells product to a large number of customers in many different geographic regions. To minimize credit risk, the Company performs ongoing credit evaluations of its customers’ financial condition.

17. Commitments, Contingencies and Concentrations

Concentrations

The Company’s top ten customers accounted for approximately 48% and 52% of 2023 and 2022 consolidated net revenues. Trade accounts receivable from these customers represented approximately 49% and 69% of net consolidated receivables at December 31, 2023 and December 31, 2022, respectively. One of the Company’s customers accounted for more than 10% of both its consolidated net revenues during 2023 and the Company’s net consolidated receivables as of December 31, 2023. None of the Company’s customers accounted for more than 10% of both its consolidated net revenues during 2022 and the Company’s net consolidated receivables as of December 31, 2022. While the Company believes its relationships with such customers are stable, most arrangements are made by purchase order and are terminable at will by either party. A significant decrease or interruption in business from the Company’s significant customers could have a material adverse effect on the Company’s business, financial condition and results of operations. The Company could also be adversely affected by such factors as changes in foreign currency rates and weak economic and political conditions in each of the countries in which the Company sells its products.

Financial instruments that potentially expose the Company to a concentration of credit risk principally consist of accounts receivable. The Company sells product to a large number of customers in many different geographic regions. To minimize credit risk, the Company performs ongoing credit evaluations of its customers’ financial condition.

Litigation

The Company is involved, from time to time, in certain legal disputes in the ordinary course of business. No such disputes, individually or in the aggregate, are expected to have a material effect on the Company’s business or financial condition.

FG Group Holdings is named as a defendant in personal injury lawsuits based on alleged exposure to asbestos-containing materials. A majority of the cases involve product liability claims based principally on allegations of past distribution of commercial lighting products containing wiring that may have contained asbestos. Each case names dozens of corporate defendants in addition to FG Group Holdings. In FG Group Holdings’ experience, a large percentage of these types of claims have never been substantiated and have been dismissed by the courts. FG Group Holdings has not suffered any adverse verdict in a trial court proceeding related to asbestos claims and intends to continue to defend these lawsuits. Under the FG Group Holdings Asset Purchase Agreement, the Company agreed to indemnify FG Group Holdings for future losses, if any related to current product liability or personal injury claims arising out of products sold or distributed in the U.S. by the operations of the businesses being transferred to the Company in the Separation, in an aggregate amount not to exceed $250,000 per year, as well as to indemnify FG Group Holdings for all expenses (including legal fees) related to the defense of such claims. As of December 31, 2023, the Company has a loss contingency reserve of approximately $0.3 million, of which $0.1 million represents future payments on a settled case and the remaining $0.2 million represents the Company’s estimate of its potential losses related to the settlement of open cases. When appropriate, FG Group Holdings may settle additional claims in the future. The Company does not expect the resolution of these cases to have a material adverse effect on its consolidated financial condition, results of operations or cash flows.

Gain on Insurance

The Company has carried key man life insurance covering one of its employees for several years. The covered employee passed away during the third quarter of 2023. The company completed and filed a $2.5 million claim with the insurance company in October 2023. The claim was accepted and fully paid during the fourth quarter of 2023. The gain from the key man life insurance policy was recorded within other income, net on the consolidated statement of operations.